ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Net loss	$ (415,330)	$ (1,097,167)	$ (956,464)
Other comprehensive income (loss):
Other comprehensive income (loss)	13,310	(41,082)	(78,992)
Total comprehensive loss	(313,550)	(966,487)	(876,427)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net loss	(326,920)	(930,526)	(811,751)
Other comprehensive income (loss):
Foreign currency translation adjustments	13,370	(35,961)	(64,676)
Other comprehensive income (loss)	13,370	(35,961)	(64,676)
Total comprehensive loss	$ (313,550)	$ (966,487)	$ (876,427)